Summary of Sales Revenues (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Sales revenues	[1]	$ 20,982	$ 9,481	$ 36,680	$ 26,624
Domestic Market [member]
IfrsStatementLineItems [Line Items]
Sales revenues		14,285	6,274	25,645	17,420
Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		12,088	5,089	21,574	14,456
Foreign Market [member]
IfrsStatementLineItems [Line Items]
Sales revenues		6,697	3,207	11,035	9,204
Foreign Market [member] | Exports [member]
IfrsStatementLineItems [Line Items]
Sales revenues		6,359	2,799	10,496	8,419
Foreign Market [member] | Other Associates [member]
IfrsStatementLineItems [Line Items]
Sales revenues		4,711	1,971	7,512	6,306
Foreign Market [member] | Sales Abroad [member]
IfrsStatementLineItems [Line Items]
Sales revenues	[2]	338	408	539	785
Diesel [Member] | Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		6,069	2,513	10,647	6,599
Gasoline [member] | Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		2,743	914	4,765	2,813
Liquefied Petroleum Gas [member] | Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,120	705	2,036	1,607
Jet Fuel [member] | Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		401	76	827	926
Naphtha [member] | Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		362	258	693	930
Fuel Oi lIncluding Bunker Fuel [member] | Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		388	122	723	388
Fuel Oi lIncluding Bunker Fuel [member] | Foreign Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,254	622	2,455	1,671
Other Oil Products [member] | Domestic Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,005	501	1,883	1,193
Other Oil Products [member] | Foreign Market [member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Sales revenues		394	206	529	442
Natural Gas [member] | Domestic Market [member]
IfrsStatementLineItems [Line Items]
Sales revenues		1,333	729	2,370	1,940
Renewables and nitrogen products [member] | Domestic Market [member]
IfrsStatementLineItems [Line Items]
Sales revenues		9	6	22	32
Breakage [member] | Domestic Market [member]
IfrsStatementLineItems [Line Items]
Sales revenues		94	143	161	234
electricity [member] | Domestic Market [member]
IfrsStatementLineItems [Line Items]
Sales revenues		591	80	1,134	372
Services and Others [member] | Domestic Market [member]
IfrsStatementLineItems [Line Items]
Sales revenues		$ 170	$ 227	$ 384	$ 386

[1]	Sales revenues by business segment are set out in note 8.
[2]	Sales revenues from operations outside of Brazil, including trading and excluding exports.